Investments Accounted for Using the Equity Method - Combined Financial Information of Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of investments accounted for using equity method [line items]
Current assets	¥ 9,578,348	¥ 8,841,425
Non-current assets	15,091,719	15,131,728
Total assets	24,670,067	23,973,153	¥ 21,921,030
Current liabilities	6,652,124	6,004,399
Non-current liabilities	6,515,652	7,196,208
Total liabilities	13,167,776	13,200,607
Total equity	11,502,291	10,772,546	9,372,839	¥ 8,286,023
Sales revenue	16,907,725	14,552,696	13,170,519
Profit for the year	717,309	760,701	695,444
Affiliates [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	1,828,866	1,621,051
Non-current assets	2,100,223	2,082,080
Total assets	3,929,089	3,703,131
Current liabilities	1,239,684	1,043,325
Non-current liabilities	542,804	589,376
Total liabilities	1,782,488	1,632,701
Total equity	2,146,601	2,070,430
Sales revenue	3,999,462	3,301,032	2,062,611
Profit for the year	(33,265)	81,398	5,988
Affiliates [member] | Motorcycle business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	64,051	64,324
Non-current assets	25,654	28,330
Total assets	89,705	92,654
Current liabilities	29,887	25,819
Non-current liabilities	3,109	5,003
Total liabilities	32,996	30,822
Total equity	56,709	61,832
Sales revenue	189,332	173,696	122,605
Profit for the year	10,038	7,233	2,552
Affiliates [member] | Automobile business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	1,746,374	1,542,414
Non-current assets	2,050,459	2,030,822
Total assets	3,796,833	3,573,236
Current liabilities	1,205,478	1,013,738
Non-current liabilities	539,040	583,308
Total liabilities	1,744,518	1,597,046
Total equity	2,052,315	1,976,190
Sales revenue	3,800,943	3,120,190	1,933,675
Profit for the year	(45,204)	73,169	2,593
Affiliates [member] | Power products and other businesses
Disclosure of investments accounted for using equity method [line items]
Current assets	18,441	14,313
Non-current assets	24,110	22,928
Total assets	42,551	37,241
Current liabilities	4,319	3,768
Non-current liabilities	655	1,065
Total liabilities	4,974	4,833
Total equity	37,577	32,408
Sales revenue	9,187	7,146	6,331
Profit for the year	1,901	996	843
Joint ventures [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	1,921,276	2,088,314
Non-current assets	679,875	610,887
Total assets	2,601,151	2,699,201
Current liabilities	1,674,446	1,742,542
Non-current liabilities	99,592	89,109
Total liabilities	1,774,038	1,831,651
Total equity	827,113	867,550
Sales revenue	5,437,401	5,428,098	5,386,874
Profit for the year	399,664	438,912	436,377
Joint ventures [member] | Motorcycle business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	337,603	272,962
Non-current assets	134,567	130,271
Total assets	472,170	403,233
Current liabilities	275,607	227,215
Non-current liabilities	23,272	17,769
Total liabilities	298,879	244,984
Total equity	173,291	158,249
Sales revenue	1,071,031	811,764	543,504
Profit for the year	93,766	62,907	33,115
Joint ventures [member] | Automobile business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	1,579,996	1,810,581
Non-current assets	544,319	479,707
Total assets	2,124,315	2,290,288
Current liabilities	1,397,048	1,513,623
Non-current liabilities	74,136	70,675
Total liabilities	1,471,184	1,584,298
Total equity	653,131	705,990
Sales revenue	4,360,348	4,612,394	4,839,927
Profit for the year	304,119	375,642	403,088
Joint ventures [member] | Power products and other businesses
Disclosure of investments accounted for using equity method [line items]
Current assets	3,677	4,771
Non-current assets	989	909
Total assets	4,666	5,680
Current liabilities	1,791	1,704
Non-current liabilities	2,184	665
Total liabilities	3,975	2,369
Total equity	691	3,311
Sales revenue	6,022	3,940	3,443
Profit for the year	¥ 1,779	¥ 363	¥ 174